General information and Statement of Compliance	6 Months Ended
Jun. 30, 2020
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General Information
2.5.1 General information
Celyad Oncology is a clinical-stage biopharmaceutical company focused on the discovery and development of chimeric antigen receptor T cell (CAR T) therapies for cancer. Celyad Oncology SA was funded in 2007 as a limited liability company (Société Anonyme) governed by Belgian law with its registered office at Axis Parc, Rue Edouard Belin 2,
B-1435
Mont-Saint-Guibert, Belgium (company number 0891.118.115). The Company’s ordinary shares are listed on NYSE Euronext Brussels and NYSE Euronext Paris regulated markets and the Company’s American Depositary Shares (ADSs) are listed on the Nasdaq Global Market, all under the ticker symbol CYAD.
The Company has three fully owned subsidiaries (together, the Group) located in Belgium (Biological Manufacturing Services SA) and in the United States (Celyad Inc. and Corquest Medical, Inc.).
The interim condensed consolidated financial statements have been approved for issuance by the Company’s Board of Directors on August 6, 2020, but have not been audited.
The interim report is available to the public free of charge and upon request to the above-mentioned address or via the Company’s website (
https://celyad.com/investors/regulated-information/
).